IVY FUNDS

6300 LAMAR AVENUE

P.O. BOX 29217

SHAWNEE MISSION, KS 66201-9217

August 11, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ivy Funds
CIK #52858

Dear Sir or Madam:

We are transmitting herewith for filing through EDGAR a registration statement on Form N-14 under the Securities Act of 1933 for the above-referenced registrant.

These shares are being registered pursuant to a Plan of Reorganization and Termination pursuant to which the Registrant will transfer all of its assets under Ivy Mortgage Securities Fund to Ivy Bond Fund, also a series of the Registrant, and Ivy Bond Fund will assume all of the liabilities of Ivy Mortgage Securities Fund.

If you have any questions or require additional information, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

/s/ Mara Herrington

Mara Herrington

Vice President and Secretary